Share Capital - Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices (Details) (Parenthetical) - shares	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Number of restricted stock shares outstanding	7,569,626	[1]	6,373,331	[1]	5,056,914	[1]	4,036,095
RSU [Member]
Number of restricted stock shares outstanding	102,334		102,334		114,668

[1]	Out of which number of RSUs 102,334, 102,334 and 114,668 for the years ended December 31, 2020, 2019 and 2018, respectively